UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Hilltop Park Associates LLC

Address:    410 Park Avenue, 6th Floor
            New York, New York  10022

13F File Number:  028-13771

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jason Siegel
Title:  Chief Operating Officer
Phone:  (212) 644-4030


Signature, Place and Date of Signing:

/s/ Jason Siegel                 New York, New York          May 15, 2012
--------------------------    -----------------------    --------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       71

Form 13F Information Table Value Total:       $139,646
                                              (thousands)


List of Other Included Managers:

No.        Form 13F File Number             Name

(1)        021-134078                       Hilltop Park Fund QP LP



                                                   FORM 13F INFORMATION TABLE
                                                   Hilltop Park Associates LLC
                                                         March 31, 2012


COLUMN 1                       COLUMN  2      COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                               TITLE                     VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP      (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                 ---------      ------     --------- -------- --- -----  ----------- --------- -----   ------- -----
ABBOTT LABS                    COM            002824100   3,677     60,000  SH         SOLE                   60,000
ABBOTT LABS                    COM            002824100   3,677     60,000  SH         DEFINED     (1)        60,000
ABBOTT LABS                    COM            002824100  11,308    184,500      CALL   DEFINED     (1)       184,500
AEROPOSTALE                    COM            007865108     995     46,000  SH         DEFINED     (1)        46,000
AMERICAN INTL GROUP INC        COM NEW        026874784   3,854    125,000  SH         SOLE                  125,000
AMERICAN INTL GROUP INC        COM NEW        026874784   2,004     65,000      CALL   SOLE                   65,000
AMERICAN INTL GROUP INC        COM NEW        026874784   7,091    230,000  SH         DEFINED     (1)       230,000
AMERICAN INTL GROUP INC        COM NEW        026874784   3,271    106,100      CALL   DEFINED     (1)       106,100
AMERISTAR CASINOS INC          COM            03070Q101     652     35,000  SH  CALL   SOLE                   35,000
AMERISTAR CASINOS INC          COM            03070Q101   1,203     64,600      CALL   DEFINED     (1)        64,600
BROADCOM CORP                  CL A           111320107     983     25,000  SH         SOLE                   25,000
BROADCOM CORP                  CL A           111320107     983     25,000      CALL   SOLE                   25,000
BROADCOM CORP                  CL A           111320107   2,672     68,000  SH         DEFINED     (1)        68,000
BROADCOM CORP                  CL A           111320107     983     25,000      CALL   DEFINED     (1)        25,000
CATERPILLAR INC DEL            COM            149123101   1,598     15,000  SH         DEFINED     (1)        15,000
CBS CORP NEW                   CL B           124857103     848     25,000  SH         SOLE                   25,000
CBS CORP NEW                   CL B           124857103   1,560     46,000  SH         DEFINED     (1)        46,000
CISCO SYS INC                  COM            17275R102   2,115    100,000  SH         DEFINED     (1)       100,000
DISNEY WALT CO                 COM DISNEY     254687106   1,094     25,000  SH         SOLE                   25,000
DISNEY WALT CO                 COM DISNEY     254687106   2,014     46,000  SH         DEFINED     (1)        46,000
EOG RES INC                    COM            26875P101   1,666     15,000      CALL   SOLE                   15,000
EOG RES INC                    COM            26875P101   3,889     35,000      CALL   DEFINED     (1)        35,000
FLUOR CORP NEW                 COM            343412102   2,762     46,000  SH         DEFINED     (1)        46,000
FOSTER WHEELER AG              COM            H27178104   1,570     69,000  SH         DEFINED     (1)        69,000
GENERAL ELECTRIC CO            COM            369604103   3,051    150,000      CALL   SOLE                  150,000
GENERAL ELECTRIC CO            COM            369604103   6,479    322,800      CALL   DEFINED     (1)       322,800
GILEAD SCIENCES INC            COM            375558103   1,222     25,000      CALL   SOLE                   25,000
GILEAD SCIENCES INC            COM            375558103   7,143    146,200      CALL   DEFINED     (1)       146,200
HEALTH MGMT ASSOC INC NEW      CL A           421933102   1,344    200,000  SH         SOLE                  200,000
HEALTH MGMT ASSOC INC NEW      CL A           421933102   2,184    325,000  SH         DEFINED     (1)       325,000
HERTZ GLOBAL HOLDINGS INC      COM            42805T105     452     30,000  SH         SOLE                   30,000
HERTZ GLOBAL HOLDINGS INC      COM            42805T105   1,278     85,000  SH         DEFINED     (1)        85,000
HUMAN GENOME SCIENCES INC      COM            444903108     824    100,000  SH         DEFINED     (1)       100,000
LAS VEGAS SANDS CORP           COM            517834107     576     10,000  SH         SOLE                   10,000
LAS VEGAS SANDS CORP           COM            517834107   2,648     46,000  SH         DEFINED     (1)        46,000
LENNAR CORP                    CL A           526057104   1,250     46,000  SH         DEFINED     (1)        46,000
LIONS GATE ENTMNT CORP         COM NEW        535919203     696     50,000  SH         DEFINED     (1)        50,000
MANITOWOC INC                  COM            563571108   1,247     90,000  SH         DEFINED     (1)        90,000
MCKESSON CORP                  COM            58155Q103   2,194     25,000  SH         SOLE                   25,000
MCKESSON CORP                  COM            58155Q103   2,019     23,000  SH         DEFINED     (1)        23,000
MEDCO HEALTH SOLUTIONS INC     COM            58405U102   1,621     23,056  SH         DEFINED     (1)        23,056
MEDICIS PHARMACEUTICAL CORP    CL A NEW       584690309   1,879     50,000  SH         SOLE                   50,000
MEDICIS PHARMACEUTICAL CORP    CL A NEW       584690309   2,406     64,000  SH         DEFINED     (1)        64,000
MEDIVATION INC                 COM            58501N101     374      5,000  SH         DEFINED     (1)         5,000
MICROSTRATEGY INC              CL A NEW       594972408     420      3,000  SH         SOLE                    3,000
MICROSTRATEGY INC              CL A NEW       594972408   1,260      9,000  SH         DEFINED     (1)         9,000
MONSTER WORLDWIDE INC          COM            611742107     878     90,000  SH         DEFINED     (1)        90,000
MYLAN INC                      COM            628530107   1,173     50,000      PUT    DEFINED     (1)        50,000
NXP SEMICONDUCTORS N V         COM            N6596X109   1,330     50,000  SH         SOLE                   50,000
NXP SEMICONDUCTORS N V         COM            N6596X109   2,555     96,000  SH         DEFINED     (1)        96,000
PIONEER NAT RES CO             COM            723787107   1,116     10,000  SH         SOLE                   10,000
PIONEER NAT RES CO             COM            723787107   3,571     32,000  SH         DEFINED     (1)        32,000
POTASH CORP SASK INC           COM            73755L107   2,285     50,000  SH         DEFINED     (1)        50,000
RENTRAK CORP                   COM            760174102     113      5,000  SH         SOLE                    5,000
RENTRAK CORP                   COM            760174102     908     40,000  SH         DEFINED     (1)        40,000
ROVI CORP                      COM            779376102     651     20,000      CALL   SOLE                   20,000
ROVI CORP                      COM            779376102   2,402     73,800      CALL   DEFINED     (1)        73,800
SCHWAB CHARLES CORP NEW        COM            808513105     359     25,000  SH         SOLE                   25,000
SCHWAB CHARLES CORP NEW        COM            808513105     719     50,000  SH         DEFINED     (1)        50,000
SYNOVUS FINL CORP              COM            87161C105     707    345,000  SH         DEFINED     (1)       345,000
TEXAS INSTRS INC               COM            882508104   1,681     50,000  SH         SOLE                   50,000
TEXAS INSTRS INC               COM            882508104   2,958     88,000  SH         DEFINED     (1)        88,000
TRIANGLE PETE CORP             COM NEW        89600B201     242     35,000  SH         SOLE                   35,000
TRIANGLE PETE CORP             COM NEW        89600B201   2,622    380,000  SH         DEFINED     (1)       380,000
UNITED THERAPEUTICS CORP DEL   COM            91307C102     471     10,000  SH         DEFINED     (1)        10,000
URBAN OUTFITTERS INC           COM            917047102   1,339     46,000  SH         DEFINED     (1)        46,000
VERIFONE SYS INC               COM            026874784     778     15,000  SH         SOLE                   15,000
VERIFONE SYS INC               COM            92342Y109   3,060     59,000  SH         DEFINED     (1)        59,000
WYNN RESORTS LTD               COM            983134107     937      7,500  SH         DEFINED     (1)         7,500
YAHOO INC                      COM            984332106     761     50,000  SH         DEFINED     (1)        50,000
YPF SOCIEDAD ANONIMA           SPON ADR CL D  984245100     994     35,000  SH         DEFINED     (1)        35,000

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